Guarantor Financials (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Schedule Of Condensed Financial Statements [Abstract]
Combined Statements of Operations (Consendsed)

	Nine Months Ended June 30, 2011
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$695.5	$51.6	$(16.7)	$730.4
Cost of goods sold	—	357.7	40.6	(16.7)	381.6
Gross Profit	—	337.8	11.0	—	348.8

Selling, general and administrative expenses	—	167.5	12.8	—	180.3
Amortization of intangible assets	—	9.4	—	—	9.4
Impairment of intangible assets	—	32.1	—	—	32.1
Other operating expenses, net	—	1.0	0.1	—	1.1
Operating Profit (Loss)	—	127.8	(1.9)	—	125.9

Interest expense, net	—	35.6	3.0	—	38.6
Other expense (income), net	—	8.8	(3.0)	—	5.8
Earnings (Loss) before Income Taxes	—	83.4	(1.9)	—	81.5
Income tax expense (benefit)	—	26.7	(0.5)	—	26.2
Net Earnings (Loss) before equity in subsidiaries	—	56.7	(1.4)	—	55.3
Equity earnings in subsidiary	—	—	—	—	—
Net Earnings (Loss)	$—	$56.7	$(1.4)	$—	$55.3
Total Comprehensive Income	$—	$67.0	$3.9	$—	$70.9

	Nine Months Ended June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$671.5	$53.4	$(13.2)	$711.7
Cost of goods sold	—	366.1	40.0	(13.2)	392.9
Gross Profit	—	305.4	13.4	—	318.8

Selling, general and administrative expenses	2.1	187.6	13.1	—	202.8
Amortization of intangible assets	—	9.4	—	—	9.4
Other operating expenses, net	—	0.6	—	—	0.6
Operating (Loss) Profit	(2.1)	107.8	0.3	—	106.0

Interest expense	26.5	16.2	1.5	—	44.2
Other expense (income), net	—	3.3	(4.9)	—	(1.6)
(Loss) Earnings before Income Taxes	(28.6)	88.3	3.7	—	63.4
Income tax (benefit) expense	(10.8)	34.1	1.0	—	24.3
Net (Loss) Earnings before Equity in Subsidiaries	(17.8)	54.2	2.7	—	39.1
Equity earnings in subsidiaries	43.7	—	—	(43.7)	—
Net Earnings	$25.9	$54.2	$2.7	$(43.7)	$39.1
Total Comprehensive Income (Loss)	$24.3	$47.2	$(0.1)	$(42.1)	$29.3

	Year Ended September 30, 2009
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$1,020.3	$84.5	$(32.7)	$1,072.1
Cost of goods sold	—	537.4	66.1	(32.7)	570.8
Gross Profit	—	482.9	18.4	—	501.3

Selling, general and administrative expenses	—	253.1	19.6	—	272.7
Amortization of intangible assets	—	12.6	—	—	12.6
Other operating expenses, net	—	0.5	0.3	—	0.8
Operating Profit (Loss)	—	216.7	(1.5)	—	215.2

Intercompany interest expense	—	54.5	3.8	—	58.3
Earnings (Loss) before Income Taxes	—	162.2	(5.3)	—	156.9
Income tax provision (benefit)	—	57.4	(1.6)	—	55.8
Net Earnings (Loss)	$—	$104.8	$(3.7)	$—	$101.1
Total Comprehensive Income (Loss)	$—	$104.2	$(6.0)	$—	$98.2

	Year Ended September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$958.9	$64.3	$(26.5)	$996.7
Cost of goods sold	—	522.4	57.8	(26.5)	553.7
Gross Profit	—	436.5	6.5	—	443.0

Selling, general and administrative expenses	—	215.3	3.5	—	218.8
Amortization of intangible assets	—	12.7	—	—	12.7
Impairment of goodwill and other intangible assets	—	19.4	—	—	19.4
Other operating expenses, net	—	1.3	—	—	1.3
Operating Profit	—	187.8	3.0	—	190.8

Intercompany interest expense	—	47.6	3.9	—	51.5
Other expense	—	—	(2.2)	—	(2.2)
Earnings before Income Taxes	—	140.2	1.3	—	141.5
Income tax provision	—	48.7	0.8	—	49.5
Net Earnings	$—	$91.5	$0.5	$—	$92.0
Total Comprehensive Income	$—	$88.1	$2.2	$—	$90.3

	Year Ended September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$921.2	$68.5	$(21.5)	$968.2
Cost of goods sold	—	482.8	55.3	(21.5)	516.6
Gross Profit	—	438.4	13.2	—	451.6

Selling, general and administrative expenses	—	223.8	15.7	—	239.5
Amortization of intangible assets	—	12.6	—	—	12.6
Impairment of goodwill and other intangible assets	—	566.5	—	—	566.5
Other operating expenses, net	—	1.5	0.1	—	1.6
Operating Loss	—	(366.0)	(2.6)	—	(368.6)

Intercompany interest expense	—	47.5	4.0	—	51.5
Other expense	—	13.1	(2.6)	—	10.5
Loss before Income Taxes	—	(426.6)	(4.0)	—	(430.6)
Income tax benefit	—	(5.3)	(1.0)	—	(6.3)
Net Loss	$—	$(421.3)	$(3.0)	$—	$(424.3)
Total Comprehensive Loss	$—	$(426.5)	$(2.0)	$—	$(428.5)

Combined Balance Sheets (Condensed)

	June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$70.8	$8.7	$4.0	$—	$83.5
Accounts receivable, net	—	52.9	9.7	(4.4)	58.2
Receivable from Ralcorp	—	4.5	—	—	4.5
Inventories	—	73.3	4.4	—	77.7
Deferred income taxes	3.0	—	0.1	—	3.1
Prepaid expenses and other current assets	3.7	2.4	0.5	—	6.6
Total Current Assets	77.5	141.8	18.7	(4.4)	233.6

Property, net	—	357.6	51.8	—	409.4
Goodwill	—	1,360.0	6.4	—	1,366.4
Other intangible assets, net	—	739.2	—	—	739.2
Intercompany receivable	365.9	—	—	(365.9)	—
Investment in subsidiaries	2,144.1	—	—	(2,144.1)	—
Other assets	14.1	0.8	2.2	(2.2)	14.9
Total Assets	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt	$13.1	$—	$—	$—	$13.1
Accounts payable	—	36.2	2.9	(4.4)	34.7
Other current liabilities	30.5	27.7	5.1	—	63.3
Total Current Liabilities	43.6	63.9	8.0	(4.4)	111.1

Long-term debt	934.7	—	—	—	934.7
Intercompany payable	—	365.9	—	(365.9)	—
Deferred income taxes	330.7	—	—	(2.2)	328.5
Other liabilities	8.6	88.0	8.6	—	105.2
Total Liabilities	1,317.6	517.8	16.6	(372.5)	1,479.5

Total Stockholders' Equity	1,284.0	2,081.6	62.5	(2,144.1)	1,284.0
Total Liabilities and Stockholders' Equity	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

	September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$4.8	$—	$4.8
Receivables, net	—	54.2	11.8	—	66.0
Inventories	—	64.1	6.3	—	70.4
Deferred income taxes	—	3.3	0.2	—	3.5
Prepaid expenses and other current assets	—	1.9	0.4	—	2.3
Total Current Assets	—	123.5	23.5	—	147.0

Property, net	—	386.4	59.5	—	445.9
Goodwill	—	1,787.7	6.4	—	1,794.1
Other intangible assets, net	—	899.9	—	—	899.9
Investment in partnership	—	—	60.8	—	60.8
Other assets	—	0.3	2.0	(2.0)	0.3
Total Assets	$—	$3,197.8	$152.2	$(2.0)	$3,348.0

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Accounts payable	$—	$30.8	$5.3	$—	$36.1
Other current liabilities	—	31.9	6.2	—	38.1
Total Current Liabilities	—	62.7	11.5	—	74.2

Long-term intercompany debt	—	664.5	52.0	—	716.5
Deferred income taxes	—	406.9	—	(2.0)	404.9
Other liabilities	—	82.8	7.9	—	90.7
Total Liabilities	—	1,216.9	71.4	(2.0)	1,286.3

Total Ralcorp Equity	—	1,980.9	80.8	—	2,061.7
Total Liabilities and Ralcorp Equity	$—	$3,197.8	$152.2	$(2.0)	$3,348.0

	September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$1.7	$—	$1.7
Receivable from Ralcorp	—	41.3	—	—	41.3
Receivables, net	—	1.3	8.8	—	10.1
Inventories	—	60.4	6.2	—	66.6
Deferred income taxes	—	3.6	0.2	—	3.8
Prepaid expenses and other current assets	—	3.2	0.8	—	4.0
Intercompany notes receivable	—	—	7.8	—	7.8
Total Current Assets	—	109.8	25.5	—	135.3

Property, net	—	357.9	54.2	—	412.1
Goodwill	—	1,359.9	6.3	—	1,366.2
Other intangible assets, net	—	748.6	—	—	748.6
Investment in partnership	—	—	60.2	—	60.2
Other assets	—	0.8	3.1	(3.1)	0.8
Total Assets	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Short-term intercompany debt	$—	$—	$68.0	$—	$68.0
Accounts payable	—	24.8	4.0	—	28.8
Other current liabilities	—	31.1	6.4	—	37.5
Total Current Liabilities	—	55.9	78.4	—	134.3

Long-term intercompany debt	—	664.5	52.0	—	716.5
Deferred income taxes	—	335.9	—	(3.1)	332.8
Other liabilities	—	96.8	8.1	—	104.9
Total Liabilities	—	1,153.1	138.5	(3.1)	1,288.5

Total Ralcorp Equity	—	1,423.9	10.8	—	1,434.7
Total Liabilities and Ralcorp Equity	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

Combined Statements of Cash Flows (Condensed)

	Year Ended September 30, 2009
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided by Operating Activities	$—	$207.4	$13.7	$—	$221.1

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(25.5)	(11.2)	—	(36.7)
Proceeds from sale of property	—	(0.9)	0.9	—	—
Net Cash Used by Investing Activities	—	(26.4)	(10.3)	—	(36.7)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	119.0	(2.3)	—	116.7
Changes in intercompany debt	—	(300.0)	—	—	(300.0)
Net Cash Used by Financing Activities	—	(181.0)	(2.3)	—	(183.3)
Effect of Exchange Rate Changes on Cash	—	—	1.4	—	1.4

Net Increase in Cash and Cash Equivalents	—	—	2.5	—	2.5
Cash and Cash Equivalents, Beginning of Year	—	—	3.2	—	3.2
Cash and Cash Equivalents, End of Year	$—	$—	$5.7	$—	$5.7

	Year Ended September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided by Operating Activities	$—	$132.7	$2.9	$—	$135.6

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(19.9)	(4.4)	—	(24.3)
Net Cash Used by Investing Activities	—	(19.9)	(4.4)	—	(24.3)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	(112.8)	0.4	—	(112.4)
Net Cash (Used) Provided by Financing Activities	—	(112.8)	0.4	—	(112.4)
Effect of Exchange Rate Changes on Cash	—	—	0.2	—	0.2

Net Decrease in Cash and Cash Equivalents	—	—	(0.9)	—	(0.9)
Cash and Cash Equivalents, Beginning of Year	—	—	5.7	—	5.7
Cash and Cash Equivalents, End of Year	$—	$—	$4.8	$—	$4.8

	Year Ended September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided (Used) by Operating Activities	$—	$144.6	$(0.8)	$—	$143.8

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(12.5)	(2.4)	—	(14.9)
Net Cash Used by Investing Activities	—	(12.5)	(2.4)	—	(14.9)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	(132.1)	(60.2)	—	(192.3)
Changes in intercompany debt	—	—	60.2	—	60.2
Net Cash Used by Financing Activities	—	(132.1)	—	—	(132.1)
Effect of Exchange Rate Changes on Cash	—	—	0.1	—	0.1

Net Decrease in Cash and Cash Equivalents	—	—	(3.1)	—	(3.1)
Cash and Cash Equivalents, Beginning of Year	—	—	4.8	—	4.8
Cash and Cash Equivalents, End of Year	$—	$—	$1.7	$—	$1.7